Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Carrying amounts and movements of right-of-use assets

	Right-of-use assets
		Electric utility	Trans-
		plant in	portation	Land use
	Buildings	service	facilities	rights*	Others	Total

As at 1 January 2019	320,591	1,387,258	826	11,810,054	339,501	13,858,230
Additions	109,321	2,643,363	—	1,270,033	477,353	4,500,070
Depreciation charge	(21,983)	(233,218)	(16,967)	(496,464)	(12,986)	(781,618)
Disposals/write-off	—	—	—	(431,813)	—	(431,813)
Reclassification	(265,167)	—	229,292	375,376	(339,501)	—
Currency translation differences	552	3,090	(6,730)	26,291	—	23,203
As at 31 December 2019	143,314	3,800,493	206,421	12,553,477	464,367	17,168,072

Carrying amounts and movements of lease liabilities

	As at 31
	December
	2020	2019

Carrying amount at 1 January	4,712,670	2,216,792
New leases	2,201,755	2,835,993
Business Combination (Note 39)	91,595	—
Accretion of interest recognized during the year	275,810	171,573
Currency translation differences	(66,099)	(23,673)
Payments	(1,385,143)	(488,015)
Early termination	(348,242)	—

Carrying amount at 31 December	5,482,346	4,712,670
Analyzed into:
Current portion	1,676,711	432,745
Non-current portion	3,805,635	4,279,925

Maturity analysis of lease liabilities

	As at 31 December
	2020	2019

Within 1 year	1,676,711	432,745
After 1 year but within 2 years	464,403	1,323,826
After 2 years but within 3 years	269,060	332,986
After 3 years	3,072,172	2,623,113

Total	5,482,346	4,712,670

Leases recognized in profit or loss

	As at 31
	December
	2020	2019

Interest on lease liabilities	202,264	171,573
Depreciation charge of right-of-use assets	785,518	734,827
Expense relating to short-term leases	103,817	231,651
Expense relating to leases of low-value assets	2,214	2,488

Total amount recognized in profit	1,093,813	1,140,539

Maturity analysis of finance lease receivables

	As at 31 December
	2020	2019

Within 1 year	1,924,763	2,172,707
After 1 year but within 2 years	1,925,641	2,156,047
After 2 years but within 3 years	1,928,125	2,146,481
After 3 years but within 4 years	1,939,174	2,132,394
After 4 years but within 5 years	1,969,470	2,163,914
After 5 years	17,921,037	21,184,829

Total undiscounted finance lease payments	27,608,210	31,956,372
Unearned finance income	(17,694,886)	(20,949,750)
Allowance for ECL	(2,925)	(3,086)

Total finance lease receivables as at 31 December	9,910,399	11,003,536

Maturity analysis of operating lease payments

	As at 31 December
	2020	2019

Within 1 year	11,652	28,143
After 1 year but within 2 years	3,701	27,867
After 2 years but within 3 years	2,161	27,695
After 3 years but within 4 years	1,021	27,617
After 4 years but within 5 years	525	27,645
After 5 years	3,020	16,974

Total	22,080	155,941